Note 14 - Employee Incentive Schemes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Exercise Price (A$)	0.50	0.50	0.50
Share Price at Grant Date (A$)	0.29	0.29	0.29
Volatility	62%	62%	62%
Maximum Life (years)	2.0	3.0	4.0
Risk-Free Interest rate	0.19%	0.19%	0.19%
Fair Value (A$)	0.05	0.06	0.07
	Feb-21	Aug-21	Dec-21
Exercise Price (A$)	0	0	0
Share Price at Grant Date (A$)	0.41	0.77	0.81
Volatility	63%	64%	63%
Maximum Life (years)	0.92	3.60	1.07
Risk-Free Interest rate	0.25%	0.12%	0.57%
Fair Value (A$)	0.39	0.77	0.81

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average exercise price A$
Balance at December 31, 2020	9,398,450	0.29
Granted	250,000	0.50
Exercised	(216,650)	0.35
Lapsed	(553,000)	0.48
Balance at December 31, 2021	8,878,800	0.29

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Exercise price A$	Options	Weighted average remaining life in years	Options exercisable shares
0.23	20,000	0	20,000
0.45	37,500	1	37,500
0.50	861,000	1	861,000
0.33	52,000	2	52,000
0.50	234,300	2	234,300
0.20	2,364,666	2	2,364,666
0.25	2,364,667	3	2,364,667
0.30	2,364,667	3	2,364,667
0.30	500,000	3	500,000
0.50	80,000	0	80,000
	8,878,800		8,878,800

Schedule of Activity for Options Exercised [Table Text Block]
Period ending	Number of Options Exercised and Corresponding Number of Shares Issued	Weighted average exercise price A$	Proceeds Received (A$)
2020	40,000	0.00	0
2021	216,650	0.35	75,125

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average issue price A$
Balance at December 31, 2020	91,652	0.24
Release of restricted shares	(91,652)	0.24
Balance at December 31, 2021	0

Share-based Payment Arrangement, Performance Shares, Outstanding Activity [Table Text Block]
	Number of rights	Weighted average exercise price A$
Balance at December 31, 2020	0
Granted	7,425,000	0.76
Exercised	0
Lapsed	(150,000)	0.39
Balance at December 31, 2021	7,275,000	0.76

Share-based Payment Arrangement, Performance Shares, Activity [Table Text Block]
Exercise price A$	Rights	Weighted average remaining life in years	Rights exercisable shares
0	150,000	0	0
0	6,750,000	3	0
0	375,000	1	0
	7,275,000		0